Fees Summary	Jan. 15, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit 107 relates is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $995,290,000.
Narrative - Max Aggregate Offering Price	$ 995,290,000
Final Prospectus	true